Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements, Captions [Line Items]
Provision for doubtful accounts, net of recovery	$ 28,353		$ 4,896,640	$ 4,091,056
Total operating income (expenses)	790,717	$ 2,852,902	20,595,197	11,734,983
Operating income (loss)	(749,144)	(1,750,080)	(17,738,104)	(5,970,446)
Net income (loss)	(733,791)	(1,627,353)	(16,452,894)	(6,533,844)
Net income (loss) attributable to non-controlling interest	(14,665)	$ (121,271)	$ (1,475,753)	$ (478,269)
Original [Member]
Condensed Income Statements, Captions [Line Items]
Provision for doubtful accounts, net of recovery	5,087,732
Total operating income (expenses)	4,315,368
Operating income (loss)	4,356,941
Net income (loss)	4,357,629
Net income (loss) attributable to non-controlling interest	495,943
Net income (loss) attributable to Sino-Global Shipping America, Ltd.	3,861,686
Restatement [Member]
Condensed Income Statements, Captions [Line Items]
Provision for doubtful accounts, net of recovery	(5,106,085)
Total operating income (expenses)	(5,106,085)
Operating income (loss)	(5,106,085)
Net income (loss)	(5,106,085)
Net income (loss) attributable to non-controlling interest	(510,608)
Net income (loss) attributable to Sino-Global Shipping America, Ltd.	(4,595,477)
Restated [Member]
Condensed Income Statements, Captions [Line Items]
Provision for doubtful accounts, net of recovery	(18,353)
Total operating income (expenses)	(790,717)
Operating income (loss)	(749,144)
Net income (loss)	(748,456)
Net income (loss) attributable to non-controlling interest	(14,665)
Net income (loss) attributable to Sino-Global Shipping America, Ltd.	$ (733,791)